Prepayment, Deposits and Other Receivables (Tables)	6 Months Ended
Dec. 31, 2025
Prepayment, deposits and other receivables [Abstract]
Schedule of Prepayment, Deposits and Other Receivables

Prepayment, deposits and other receivables included the following:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Prepayment	$874,014	$1,591,185	$204,436
Deposits	77,600	77,600	9,970
Other receivables	17,088	20,508	2,635
Total prepayment, deposits and other receivables	$968,702	$1,689,293	$217,041